Document And Entity Information	0 Months Ended
May 19, 2014
Document And Entity Information
Document Type	497
Document Period End Date	May 19, 2014
Registrant Name	GUGGENHEIM FUNDS TRUST
Central Index Key	0000088525
Amendment Flag	false
Document Creation Date	May 19, 2014
Document Effective Date	May 19, 2014
Prospectus Date	Jan. 28, 2014